JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 98.8%
Alternative Assets — 0.4%
JPMorgan Systematic Alpha Fund Class R6 Shares (a)	670	8,307

Fixed Income — 13.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	18,276	220,040
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	3,192	26,971
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,648	11,059
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	1,526	11,934
JPMorgan High Yield Fund Class R6 Shares (a)	9,201	57,137

Total Fixed Income		327,141

International Equity — 24.9%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	2,490	63,390
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,616	49,142
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	3,670	67,642
JPMorgan Global Research Enhanced Index Fund Class R6 Shares (a)	4,482	75,430
JPMorgan International Equity Fund Class R6 Shares (a)	6,742	94,112
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	12,281	172,911
JPMorgan International Unconstrained Equity Fund Class R6 Shares (a)	4,146	74,379

Total International Equity		597,006

U.S. Equity — 59.9%
JPMorgan Equity Income Fund Class R6 Shares (a)	4,929	72,311
JPMorgan Intrepid Growth Fund Class R6 Shares (a)	2,787	129,266
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	8,036	298,700
JPMorgan Large Cap Value Fund Class R6 Shares (a)	18,864	194,112
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	16,260	112,521
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,150	38,253
JPMorgan Small Cap Value Fund Class R6 Shares (a)	2,981	49,992
JPMorgan U.S. Equity Fund Class R6 Shares (a)	25,637	342,773
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	5,881	129,729
JPMorgan Value Advantage Fund Class R6 Shares (a)	2,725	70,713

Total U.S. Equity		1,438,370

TOTAL INVESTMENT COMPANIES (Cost $2,277,612)		2,370,824

SHORT-TERM INVESTMENTS — 1.2%
INVESTMENT COMPANIES — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (b) (Cost $29,100)	29,100	29,100

Total Investments — 100.0% (Cost $2,306,712)		2,399,924
Other Assets Less Liabilities — 0.0% (c)		947

Net Assets — 100.0%		2,400,871

Percentages indicated are based on net assets.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.
(c)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,399,924	$—	$—	$2,399,924

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$223,027	$8,921	$16,390	$(6)	$4,488	$220,040	18,276	$4,748	$1,073
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	35,663	842	9,392	(239)	97	26,971	3,192	842	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	59,679	—	58,313	(1,353)	(13)	—	—	—	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	12,981	506	—	—	(2,428)	11,059	1,648	506	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	74,707	712	—	—	(12,029)	63,390	2,490	713	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	—	59,422	—	—	(10,280)	49,142	3,616	461	127
JPMorgan Equity Income Fund Class R6 Shares (a)	55,107	35,221	—	—	(18,017)	72,311	4,929	1,338	932
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	84,747	5,125	—	—	(22,230)	67,642	3,670	2,819	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	13,449	484	—	—	(1,999)	11,934	1,526	483	—
JPMorgan Global Research Enhanced Index Fund Class R6 Shares (a)	88,852	8,979	1,408	(76)	(20,917)	75,430	4,482	2,287	6,692
JPMorgan High Yield Fund Class R6 Shares (a)	49,717	15,772	1,688	7	(6,671)	57,137	9,201	2,280	—
JPMorgan International Equity Fund Class R6 Shares (a)	120,554	7,313	11,567	484	(22,672)	94,112	6,742	3,608	115
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	195,505	20,846	—	—	(43,440)	172,911	12,281	6,160	—
JPMorgan International Unconstrained Equity Fund Class R6 Shares (a)	87,466	369	—	—	(13,456)	74,379	4,146	369	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	305,094	—	313,000	128,036	(120,130)	—	—	—	—
JPMorgan Intrepid Growth Fund Class R6 Shares (a)	139,445	18,058	—	—	(28,237)	129,266	2,787	1,677	16,381
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	248,829	100,533	—	—	(50,662)	298,700	8,036	883	37,021
JPMorgan Large Cap Value Fund Class R6 Shares (a)	255,817	5,711	—	—	(67,416)	194,112	18,864	3,301	—
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	151,149	15,822	7,037	(1,046)	(46,367)	112,521	16,260	2,120	7,282
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	43,329	3,012	1,408	191	(6,871)	38,253	1,150	—	3,012
JPMorgan Small Cap Value Fund Class R6 Shares (a)	43,641	27,204	—	—	(20,853)	49,992	2,981	475	2,882
JPMorgan Systematic Alpha Fund Class R6 Shares (a)	19,762	309	9,841	(1,578)	(345)	8,307	670	309	—	(b)
JPMorgan U.S. Equity Fund Class R6 Shares (a)	371,400	37,590	—	—	(66,217)	342,773	25,637	3,471	34,120
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (c)	51,367	172,490	194,757	—	—	29,100	29,100	737	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	—	151,259	—	—	(21,530)	129,729	5,881	1,053	498
JPMorgan Value Advantage Fund Class R6 Shares (a)	54,788	41,810	—	—	(25,885)	70,713	2,725	1,569	2,242

Total	$2,786,075	$738,310	$624,801	$124,420	$(624,080)	$2,399,924		$42,209	$112,377

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	Amount rounds to less than one thousand.

(c)	The rate shown is the current yield as of March 31, 2020.

*	Non-income producing security.